Average Annual Total Returns{- Franklin Mutual U.S. Value Fund} - Franklin Value Investors Trust-32 - Franklin Mutual U.S. Value Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Russell 3000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell 3000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell 3000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(7.82%)	6.35%	6.27%	(8.62%)	4.39%	3.91%	(4.08%)	4.83%	4.69%	(4.12%)	6.76%	6.07%	(2.69%)	7.30%	6.61%	(2.09%)	7.96%	6.81%	[1]	(2.20%)	7.84%	7.14%	2.87%	9.73%	10.36%

[1]	1. Since inception May 1, 2013.